UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Levy, Harkins & Co., Inc.

Address:   366 Madison Avenue
           14th Floor
           New York, NY  10017


Form 13F File Number: 28-06421


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lucia LoScalzo
Title:  Office Manager
Phone:  212-888-3030

Signature,  Place,  and  Date  of  Signing:

/s/ Lucia LoScalzo                 366 Madison Avenue, NYC 10017      1/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      165,345
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Akamai Technologies, Inc.    COM            00971T101   11,621   458,810          SOLE       NONE        0      0 None
American Express             COM            025816109    8,814   217,525          SOLE       NONE        0      0 None
Berkshire Hathaway           CL B           084670207   13,774     4,192          SOLE       NONE        0      0 None
Boeing Company               COM            097023105    7,380   136,345          SOLE       NONE        0      0 None
Caterpillar Inc.             COM            149123101    7,813   137,107          SOLE       NONE        0      0 None
Cognizant Technologies Solu. CL A           192446102   13,714   302,748          SOLE       NONE        0      0 None
Danaher Corp.                COM            235851102    5,524    73,469          SOLE       NONE        0      0 None
Deere & Co.                  COM            244199105    6,853   126,705          SOLE       NONE        0      0 None
EMC Corp.                    COM            268648102    8,838   505,920          SOLE       NONE        0      0 None
Enerplus Resources Fund      Unit TR G New  29274D604    4,089   178,100          SOLE       NONE        0      0 None
Google Inc.                  CL A           38259P508   11,951    19,277          SOLE       NONE        0      0 None
Hudson City Bancorp. Inc.    COM            443683107    5,915   430,846          SOLE       NONE        0      0 None
Metropolitan Health Networks COM            592142103    3,497 1,757,549          SOLE       NONE        0      0 None
McDonald's Corp              COM            580135101   10,522   168,518          SOLE       NONE        0      0 None
Novatel Wireless Inc.        COM            66987M604    4,294   538,877          SOLE       NONE        0      0 None
Orbcomm, Inc.                COM            68555p100    3,971 1,470,874          SOLE       NONE        0      0 None
Qualcomm Inc.                COM            747525103   10,610   229,358          SOLE       NONE        0      0 None
Tupperware Brands Corp.      COM            899896104    7,545   162,035          SOLE       NONE        0      0 None
Western Union                COM            959802109    4,558   241,816          SOLE       NONE        0      0 None
Worldpoint Terminals         COM            981912207   14,062   749,400          SOLE       NONE        0      0 None


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